Overview and Summary of Significant Accounting Policies - Schedule of Rates and Depreciation Expense (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Composite group rates					2.40%	2.60%
Depreciation expense	$ 29.4	$ 25.2	$ 87.2	$ 68.0	$ 93.4	$ 80.7	$ 78.7
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Composite group rates					2.40%	2.60%	2.80%
Depreciation expense					$ 84.1	$ 76.8	$ 75.6